Label	Element	Value
Risk/Return:	dgef_RiskReturn1Abstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	Delaware Group Equity Funds IV
Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 04, 2019
Prospectus Date	rr_ProspectusDate	Oct. 04, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Covered Call Strategy Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Covered Call Strategy Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Covered Call Strategy Fund seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy). The Fund normally writes (sells) covered call options listed on US exchanges on the equity securities held by the Fund to seek to lower the overall volatility of the Fund’s portfolio, protect the Fund from market declines and generate income. The call options written (sold) by the Fund will generally have an exercise price that is above the market price of the underlying security at the time the option is written (sold). The Fund’s equity investments consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)) traded on US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses relative to equity markets during periods of declining equity prices.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. Call options written by the Fund are designed to create income, lower the overall volatility of the Fund’s portfolio and mitigate the impact of market declines. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; or d) an industry-wide decrease in demand for an issuer’s products or services. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. Generally, higher implied volatility will lead to longer expirations, locking in potentially higher call premiums, whereas lower implied volatility will tend to lead to shorter-dated options. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund writes (sells) call options on at least 80% of the Fund’s total assets (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — Writing call options may significantly reduce or eliminate the amount of Fund dividends that qualify to be taxed to non-corporate shareholders at a lower rate. Covered calls also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Exchange-traded funds risk — The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the information technology sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as intense competition, government regulation and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Covered Call Strategy Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Covered Call Strategy Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 14.18%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.80% for the quarter ended Sept. 30, 2018, and its lowest quarterly return was -13.27% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Covered Call Strategy Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.77%)	[1]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	5.57%	[1]
Delaware Covered Call Strategy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	9.58%	[1]
Delaware Covered Call Strategy Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,090
Annual Return 2017	rr_AnnualReturn2017	10.94%
Annual Return 2018	rr_AnnualReturn2018	(10.83%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.27%)
1 year	rr_AverageAnnualReturnYear01	(15.98%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(16.20%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(9.28%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCDX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
1 year	rr_AverageAnnualReturnYear01	(10.58%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Covered Call Strategy Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRCEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,134
1 year	rr_AverageAnnualReturnYear01	(10.51%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2016
Delaware Equity Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Equity Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Equity Income Fund seeks total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, primarily in companies that the Fund believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Fund seeks to generate income by investing dividend paying companies.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued. This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry. The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Fund's investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, primarily in companies that the Fund believes are undervalued in the market relative to their long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Undervalued securities risk — The Fund seeks to invest in securities that the Fund’s Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Equity Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Equity Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 13.16%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.76% for the quarter ended Dec. 31, 2011, and its lowest quarterly return was -15.10% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Equity Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.27%)	[4]
5 years	rr_AverageAnnualReturnYear05	5.95%	[4]
10 years	rr_AverageAnnualReturnYear10	11.18%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	8.22%	[4]
Delaware Equity Income Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(7.18%)	[4]
5 years	rr_AverageAnnualReturnYear05	6.62%	[4]
10 years	rr_AverageAnnualReturnYear10	11.13%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	8.82%	[4]
Delaware Equity Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)	[4]
5 years	rr_AverageAnnualReturnYear05	8.49%	[4]
10 years	rr_AverageAnnualReturnYear10	13.12%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception		[4]
Delaware Equity Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,838
Annual Return 2009	rr_AnnualReturn2009	19.61%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	1.04%
Annual Return 2012	rr_AnnualReturn2012	10.45%
Annual Return 2013	rr_AnnualReturn2013	29.58%
Annual Return 2014	rr_AnnualReturn2014	7.93%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	12.86%
Annual Return 2017	rr_AnnualReturn2017	15.07%
Annual Return 2018	rr_AnnualReturn2018	(8.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.10%)
1 year	rr_AverageAnnualReturnYear01	(13.96%)
5 years	rr_AverageAnnualReturnYear05	3.49%
10 years	rr_AverageAnnualReturnYear10	8.82%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Equity Income Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(16.86%)
5 years	rr_AverageAnnualReturnYear05	1.82%
10 years	rr_AverageAnnualReturnYear10	7.79%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Equity Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(6.19%)
5 years	rr_AverageAnnualReturnYear05	2.12%
10 years	rr_AverageAnnualReturnYear10	6.91%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Equity Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 year	rr_AverageAnnualReturnYear01	(8.46%)
5 years	rr_AverageAnnualReturnYear05	5.09%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Equity Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
1 year	rr_AverageAnnualReturnYear01	(8.36%)
5 years	rr_AverageAnnualReturnYear05	5.17%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Global Equity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Global Equity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Global Equity Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. Although the Fund primarily invests in stocks of US and foreign companies it may invest a significant amount in less-developed or emerging markets. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Understandable and quality businesses are reasonably straightforward and void of excessive complexity, excessive debt and relative margin instability. Mispricings occur when shorter term market fluctuations lead to a discount between a stock’s price and its fair value. Fair value is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also have the ability from time to time to redeploy part of earnings and reinvest into future advantageous areas of the business. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be fair value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then further applying numerous valuation, quality and growth metrics hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Fund's Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of common stocks of companies that are located throughout the world, including the United States. Although the Fund primarily invests in stocks of US and foreign companies it may invest a significant amount in less-developed or emerging markets.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Equity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Global Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 16.67%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 19.46% for the quarter ended June 30, 2009, and its lowest quarterly return was -19.59% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Global Equity Fund | MSCI World Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.93%)	[6]
5 years	rr_AverageAnnualReturnYear05	4.82%	[6]
10 years	rr_AverageAnnualReturnYear10	10.05%	[6]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.86%	[6]
Delaware Global Equity Fund | MSCI ACWI Index (gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.71%)	[6]
5 years	rr_AverageAnnualReturnYear05	4.56%	[6]
10 years	rr_AverageAnnualReturnYear10	9.67%	[6]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.92%	[6]
Delaware Global Equity Fund | MSCI World Index (gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.20%)
5 years	rr_AverageAnnualReturnYear05	5.14%
10 years	rr_AverageAnnualReturnYear10	10.29%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.52%
Delaware Global Equity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIISX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Annual Return 2009	rr_AnnualReturn2009	32.22%
Annual Return 2010	rr_AnnualReturn2010	12.46%
Annual Return 2011	rr_AnnualReturn2011	(9.79%)
Annual Return 2012	rr_AnnualReturn2012	16.05%
Annual Return 2013	rr_AnnualReturn2013	25.94%
Annual Return 2014	rr_AnnualReturn2014	4.35%
Annual Return 2015	rr_AnnualReturn2015	2.20%
Annual Return 2016	rr_AnnualReturn2016	1.26%
Annual Return 2017	rr_AnnualReturn2017	23.73%
Annual Return 2018	rr_AnnualReturn2018	(11.13%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.59%)
1 year	rr_AverageAnnualReturnYear01	(16.24%)
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	8.18%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Global Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(18.95%)
5 years	rr_AverageAnnualReturnYear05	(0.05%)
10 years	rr_AverageAnnualReturnYear10	6.88%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Global Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(7.72%)
5 years	rr_AverageAnnualReturnYear05	1.00%
10 years	rr_AverageAnnualReturnYear10	6.24%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Global Equity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIITX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,315
1 year	rr_AverageAnnualReturnYear01	(10.89%)
5 years	rr_AverageAnnualReturnYear05	3.87%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Global Equity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
1 year	rr_AverageAnnualReturnYear01	(10.76%)
5 years	rr_AverageAnnualReturnYear05	3.97%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth and Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Growth and Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Growth and Income Fund seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. Some but not all of the companies the Fund invests in may regularly pay dividends.

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and also focuses on other issues, such as economic trends, interest rates, and market capitalization. Economic trends relate to the overall direction in which the economy is moving which may provide insights into the future direction of companies. Factors may include consumer confidence, employment, interest rates and inflation. In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The portfolio managers research individual companies and analyzes economic and market conditions, seeking to identify the securities that it believes are the best investments for the Fund. The Fund invests primarily in securities that the portfolio manager believes have long-term capital appreciation, or growth potential. The portfolio managers follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as (i) a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company; (ii) favorable earnings prospects and dividend yield potential; (iii) the financial condition of the issuer; and (iv) various qualitative factors.

Stocks that the Fund invests in may pay dividends. Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation’s profits through its distributions of dividends to stockholders, proportionate to the number of shares they own. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund’s Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. Some but not all of the companies the Fund invests in may regularly pay dividends.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market. The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Undervalued securities risk — The Fund seeks to invest in securities that the Fund’s Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Growth and Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 15.25%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.90% for the quarter ended June 30, 2009, and its lowest quarterly return was -17.55% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth and Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(8.27%)	[4]
5 years	rr_AverageAnnualReturnYear05	5.95%	[4]
10 years	rr_AverageAnnualReturnYear10	11.18%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	8.22%	[4]
Delaware Growth and Income Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(7.18%)	[4]
5 years	rr_AverageAnnualReturnYear05	6.62%	[4]
10 years	rr_AverageAnnualReturnYear10	11.13%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	8.82%	[4]
Delaware Growth and Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)	[4]
5 years	rr_AverageAnnualReturnYear05	8.49%	[4]
10 years	rr_AverageAnnualReturnYear10	13.12%	[4]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception		[4]
Delaware Growth and Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,827
Annual Return 2009	rr_AnnualReturn2009	27.42%
Annual Return 2010	rr_AnnualReturn2010	14.95%
Annual Return 2011	rr_AnnualReturn2011	1.64%
Annual Return 2012	rr_AnnualReturn2012	16.79%
Annual Return 2013	rr_AnnualReturn2013	37.08%
Annual Return 2014	rr_AnnualReturn2014	7.21%
Annual Return 2015	rr_AnnualReturn2015	(3.52%)
Annual Return 2016	rr_AnnualReturn2016	9.43%
Annual Return 2017	rr_AnnualReturn2017	18.09%
Annual Return 2018	rr_AnnualReturn2018	(10.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.55%)
1 year	rr_AverageAnnualReturnYear01	(15.58%)
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	10.39%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth and Income Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(19.68%)
5 years	rr_AverageAnnualReturnYear05	0.44%
10 years	rr_AverageAnnualReturnYear10	9.19%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth and Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(6.31%)
5 years	rr_AverageAnnualReturnYear05	1.10%
10 years	rr_AverageAnnualReturnYear10	8.17%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth and Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGIPX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
1 year	rr_AverageAnnualReturnYear01	(10.12%)
5 years	rr_AverageAnnualReturnYear05	4.08%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth and Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FGIQX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 year	rr_AverageAnnualReturnYear01	(10.10%)
5 years	rr_AverageAnnualReturnYear05	4.08%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Hedged U.S. Equity Opportunities Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Hedged U.S. Equity Opportunities Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Hedged U.S. Equity Opportunities Fund seeks total return and, secondarily, capital preservation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy). The Fund defines US issuers to include: (1) issuers that are incorporated or headquartered in the US; (2) issuers whose securities are principally traded in the US; (3) issuers with a majority of their business operations or assets in the US; and (4) issuers who derive a majority of their revenues or profits from the US. To a lesser extent, the Fund also may invest in the equity securities of foreign issuers. The portfolio management team also seeks to manage the Fund’s market risk and the risk of loss from significant events by investing in derivatives. The Fund may engage in active and frequent trading which may result in high portfolio turnover.

Wellington Management Company LLP (Wellington Management), the Fund’s sub-advisor, allocates the Fund’s equity investments across a range of equity market investment styles managed by Wellington Management that are focused on total return or growth of capital (underlying styles) to create a portfolio with broad market exposure.

Wellington Management allocates the Fund’s assets among the underlying styles to create a portfolio that represents a wide range of investment philosophies, companies, industries and market capitalizations. The underlying styles make investments based on their specific investment philosophies, for example, value, growth, high quality, or low volatility. The portfolio management team seeks to combine complementary underlying styles, monitoring the Fund’s risk profile and strategically rebalancing the portfolio. In selecting different underlying styles, Wellington Management considers, among other things, the relative level of an underlying style’s “active share” (i.e., the extent to which the underlying style’s holdings diverge from the underlying style’s benchmark index), and the “active share” of the Fund (i.e., the extent to which the Fund’s holdings diverge from the Fund’s benchmark index).

For each underlying style, Wellington Management has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal proprietary research. The underlying styles generally invest in equity securities, but may also use derivatives for investment purposes. The underlying styles do not use derivatives solely for the purpose of creating leverage. Wellington Management’s investment personnel for each underlying style are responsible for selecting the Fund’s investments within their specific underlying styles. In selecting prospective investments for each underlying style, Wellington Management may employ qualitative and quantitative portfolio management techniques.

In addition to allocating the Fund’s assets to the underlying styles, Wellington Management seeks to manage the Fund’s aggregate investment risks, specifically, the risk of loss associated with markets generally as well as the risk of loss from significant events, by investing in derivatives. This strategy principally involves the purchase and sale of put and call options on indices and the purchase and sale of index futures contracts.

The use of derivatives is intended to hedge overall risks to the Fund, but not the risks associated with single or groups of investments or single or groups of underlying styles. As a result, Wellington Management’s derivatives strategy may protect the Fund from losses associated with a general market decline, but would not protect the Fund from losses resulting from a single investment or group of investments held by the Fund. The Fund may invest in cash and cash equivalents.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of common stocks of any market capitalization while also investing in derivatives to help manage investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of US issuers and investments that provide exposure to such securities, including exchange-traded funds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Hedging risk — Hedging seeks to limit downside risks, but it also will limit the Fund’s return potential. This will especially be true during periods of rapid or large market gains. Hedging activities involve fees and expenses, which can further reduce the Fund’s returns. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, and/or create a loss.

Derivatives risk — Futures and options involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and expose it to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Quantitative strategies risk — Selecting or screening investments based on quantitative models may be adversely affected if the model relies on erroneous or outdated data. In addition, the quantitative model may be flawed, and factors that affect an investment’s value can change over time and these changes may not be reflected in the quantitative model.

Multi-style risk — The Fund’s performance depends on, among other things, the portfolio managers’ success in monitoring and allocating the Fund’s assets among the various underlying styles. The underlying styles may not always be complementary. The portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions. This may result in the Fund investing a significant percentage of its assets in certain types of securities or in securities representing a specific investment philosophy which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment.

Tax risk — The Fund’s activities in derivatives may significantly reduce or eliminate the amount of Fund dividends that generally qualify to be taxed to non-corporate shareholders at lower rates. The Fund’s investments in derivatives also are subject to federal tax rules that may: (1) limit the allowance of certain losses or deductions by the Fund; (2) convert the Fund’s long-term capital gains to higher taxed short-term capital gains or ordinary income; (3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or (4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Exchange-traded funds risk — The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETFs invest. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Hedged U.S. Equity Opportunities Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Hedged U.S. Equity Opportunities Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 15.47%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.20% for the quarter ended Sept. 30, 2018, and its lowest quarterly return was -9.16% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Hedged U.S. Equity Opportunities Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(5.24%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.86%
Delaware Hedged U.S. Equity Opportunities Fund | ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.87%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.19%
Delaware Hedged U.S. Equity Opportunities Fund | 70% Russell 3000® Index / 30% ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.92%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	5.89%
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHEJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,072
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,484
Annual Return 2017	rr_AnnualReturn2017	12.26%
Annual Return 2018	rr_AnnualReturn2018	(3.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.16%)
1 year	rr_AverageAnnualReturnYear01	(8.78%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(9.24%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(4.94%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHEKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,737
1 year	rr_AverageAnnualReturnYear01	(2.94%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FHELX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,597
1 year	rr_AverageAnnualReturnYear01	(2.84%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016
Delaware International Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware International Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware International Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. To a limited degree, the Fund may also invest in companies based in the United States. The Fund may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Fund is a nondiversified fund.

A representative list of the countries where the Manager may invest includes: Australia, Brazil, Canada, China, Finland, France, Germany, Hong Kong, Italy, Japan, Luxembourg, the Netherlands, Singapore, Spain, Sweden, Switzerland, Taiwan, and the United Kingdom. While this is a representative list, the Fund may also invest in other countries as well.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business. Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Fund's ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks. Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be fair value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Fund’s investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Industry, sector, and security risks — Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance in that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware International Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors International Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 18.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 18.55% for the quarter ended June 30, 2009, and its lowest quarterly return was -13.19% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Fund | MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects the deduction of foreign withholding taxes on dividends)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects the deduction of foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	(13.36%)
5 years	rr_AverageAnnualReturnYear05	1.00%
10 years	rr_AverageAnnualReturnYear10	6.81%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.69%
Delaware International Fund | MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction of foreign withholding taxes on dividends)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction of foreign withholding taxes on dividends.
1 year	rr_AverageAnnualReturnYear01	(13.79%)
5 years	rr_AverageAnnualReturnYear05	0.53%
10 years	rr_AverageAnnualReturnYear10	6.31%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.21%
Delaware International Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,158
Annual Return 2009	rr_AnnualReturn2009	21.94%
Annual Return 2010	rr_AnnualReturn2010	12.06%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	19.74%
Annual Return 2013	rr_AnnualReturn2013	5.59%
Annual Return 2014	rr_AnnualReturn2014	1.87%
Annual Return 2015	rr_AnnualReturn2015	2.41%
Annual Return 2016	rr_AnnualReturn2016	(4.87%)
Annual Return 2017	rr_AnnualReturn2017	31.69%
Annual Return 2018	rr_AnnualReturn2018	(12.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.19%)
1 year	rr_AverageAnnualReturnYear01	(17.81%)
5 years	rr_AverageAnnualReturnYear05	1.44%
10 years	rr_AverageAnnualReturnYear10	6.34%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware International Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(19.18%)
5 years	rr_AverageAnnualReturnYear05	1.01%
10 years	rr_AverageAnnualReturnYear10	6.00%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware International Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(9.59%)
5 years	rr_AverageAnnualReturnYear05	0.81%
10 years	rr_AverageAnnualReturnYear10	4.90%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware International Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIPX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
1 year	rr_AverageAnnualReturnYear01	(12.46%)
5 years	rr_AverageAnnualReturnYear05	3.04%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIQX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
1 year	rr_AverageAnnualReturnYear01	(12.40%)
5 years	rr_AverageAnnualReturnYear05	3.14%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Opportunity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Opportunity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Opportunity Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and in real estate investment trusts (REITs). The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and in real estate investment trusts (REITs). The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Opportunity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 19.23%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 20.16% for the quarter ended June 30, 2009, and its lowest quarterly return was -19.82% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Opportunity Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(12.29%)	[11]
5 years	rr_AverageAnnualReturnYear05	5.44%	[11]
10 years	rr_AverageAnnualReturnYear10	13.03%	[11]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.59%	[11]
Delaware Opportunity Fund | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(11.08%)	[11]
5 years	rr_AverageAnnualReturnYear05	6.03%	[11]
10 years	rr_AverageAnnualReturnYear10	13.68%	[11]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	8.24%	[11]
Delaware Opportunity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIUSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,002
Annual Return 2009	rr_AnnualReturn2009	32.99%
Annual Return 2010	rr_AnnualReturn2010	24.02%
Annual Return 2011	rr_AnnualReturn2011	(1.01%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
Annual Return 2013	rr_AnnualReturn2013	43.83%
Annual Return 2014	rr_AnnualReturn2014	5.71%
Annual Return 2015	rr_AnnualReturn2015	(1.18%)
Annual Return 2016	rr_AnnualReturn2016	7.87%
Annual Return 2017	rr_AnnualReturn2017	18.67%
Annual Return 2018	rr_AnnualReturn2018	(15.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
1 year	rr_AverageAnnualReturnYear01	(20.62%)
5 years	rr_AverageAnnualReturnYear05	1.20%
10 years	rr_AverageAnnualReturnYear10	11.45%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Opportunity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(22.67%)
5 years	rr_AverageAnnualReturnYear05	(0.50%)
10 years	rr_AverageAnnualReturnYear10	10.27%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Opportunity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(10.75%)
5 years	rr_AverageAnnualReturnYear05	0.54%
10 years	rr_AverageAnnualReturnYear10	9.35%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Opportunity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIVUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
1 year	rr_AverageAnnualReturnYear01	(15.51%)
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Opportunity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIVVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,036
1 year	rr_AverageAnnualReturnYear01	(15.42%)
5 years	rr_AverageAnnualReturnYear05	2.84%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Premium Income Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Premium Income Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Premium Income Fund seeks to generate income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. From the Predecessor Fund’s (defined below) inception date, April 2, 2018 to its recent fiscal year end, the Predecessor Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets. Typically, all of the call options written (sold) by the Fund are expected to be “in the money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.

A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the underlying security during the option period. An “in the money” call option means that its exercise price is below the current market price of the underlying security. The Fund receives premiums for writing covered call options as consideration for undertaking the obligations under the option contracts. Premiums received for a call option the Fund writes will be treated as a short-term capital gain if the option expires.

The Fund will normally write (sell) covered call options listed on US exchanges on the equity securities held by the Fund. The Fund’s equity investments will consist primarily of common stocks of large-size US companies (companies over $10 billion in market capitalization), certain of which may pay dividends, and US dollar-denominated equity securities of foreign issuers (i.e., American Depositary Receipts (ADRs)), traded on US securities exchanges. To a lesser extent, the Fund may also invest in and write (sell) covered call options on securities of mid- and small-capitalization issuers and exchange-traded funds (ETFs) that track certain market indices, such as the S&P 500. Small capitalization are defined as companies that have a market cap no greater than $5 billion and mid-capitalization companies have a market cap between $5 to $10 billion. The Fund’s covered call writing strategy is intended to generate income rather than keep pace with the equity markets. As a result, the Fund may underperform equity markets. Covered call options may be sold up to the number of shares of the equity securities held by the Fund.

In selecting investments, Ziegler Capital Management, LLC (ZCM), the Fund’s sub-advisor, considers the following, among other criteria: a) companies in an industry with a large market share or significant revenues that fit the Fund’s investment strategy; b) companies with new products or new management to replace underperforming management; c) recent or anticipated fundamental improvements in industry environment; and d) companies that are out of favor. ZCM considers several factors when writing (selling) call options, including the overall equity market outlook, sector and/or industry attractiveness, individual security considerations, and relative and/or historical levels of option premiums.

The Fund may sell a security based on the following, among other criteria: a) an actual or anticipated significant decline in an issuer’s profitability and/or a significant negative outlook from management; b) a large appreciation in the stock price that leads to overvaluation relative to itself and its peers historically; c) significant management turnover at the senior level; d) an industry-wide decrease in demand for an issuer’s products or services; or e) unattractive call premiums. ZCM writes call options based upon its outlook on the economy and stock market and analysis of individual stocks, which can impact the exercise price and expiration of a call option. The writing of covered call options may result in frequent trading and a high portfolio turnover rate.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of equity securities and writes (sells) call options on those securities. Under normal circumstances, the Fund will write (sell) call options on a majority of its total assets. Typically, all of the call options written (sold) by the Fund are expected to be “in the money” at the time they are written (sold). The Fund’s call option writing strategy is designed to generate income and lower the overall risk profile of the Fund’s portfolio.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or a change in interest rates. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions.

Call options risk — Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will lose money if the exercise price of an option is below the market price of the asset on which an option was written and the premium received by the Fund for writing the option is insufficient to make up for that loss. The Fund will also give up the opportunity to benefit from potential increases in the value of a Fund asset above the option’s exercise price. Nevertheless, the Fund will continue to bear the risk of declines in the value of the covered assets. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend risk — At times, the Fund may not be able to identify attractive dividend-paying stocks. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate. Covered call options also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions; (2) convert long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause the recognition of income or gains without a corresponding receipt of cash.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

American depositary receipts risk — ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity, more volatility, different governmental regulations, and the potential for political and economic instability.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

High portfolio turnover and frequent trading risk — High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Premium Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund has adopted the performance of the First Investors Premium Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization.

Because the Predecessor Fund commenced operations on Apr. 2, 2018, there is no performance information for a full calendar year. You may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 6.59%

Performance One Year or Less	rr_PerformanceOneYearOrLess	Because the Predecessor Fund commenced operations on Apr. 2, 2018, there is no performance information for a full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Delaware Premium Income Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPIKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,177
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.59%
Delaware Premium Income Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPILX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,418
Delaware Premium Income Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FPIMX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Delaware Growth Equity Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Growth Equity Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Growth Equity Fund seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s sub-advisor, Smith Asset Management Group, L.P. (Smith), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market. The Fund will generally invest primarily in US companies.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s sub-advisor, Smith Asset Management Group, L.P. (Smith), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Growth stock risk — The Fund’s focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.

Focused portfolio risk — Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios contain a larger number of securities.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the information technology sector, meaning that the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

The Fund’s investment manager, Delaware Management Company (Manager), is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Growth Equity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Select Growth Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 13.76%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.11% for the quarter ended March 31, 2012, and its lowest quarterly return was -16.09% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth Equity Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(1.51%)	[14]
5 years	rr_AverageAnnualReturnYear05	10.40%	[14]
10 years	rr_AverageAnnualReturnYear10	15.29%	[14]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	12.80%	[14]
Delaware Growth Equity Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.12%)	[14]
5 years	rr_AverageAnnualReturnYear05	9.99%	[14]
10 years	rr_AverageAnnualReturnYear10	15.15%	[14]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	12.49%	[14]
Delaware Growth Equity Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICGX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,151
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,849
Annual Return 2009	rr_AnnualReturn2009	9.09%
Annual Return 2010	rr_AnnualReturn2010	20.29%
Annual Return 2011	rr_AnnualReturn2011	4.67%
Annual Return 2012	rr_AnnualReturn2012	12.81%
Annual Return 2013	rr_AnnualReturn2013	33.09%
Annual Return 2014	rr_AnnualReturn2014	13.15%
Annual Return 2015	rr_AnnualReturn2015	2.81%
Annual Return 2016	rr_AnnualReturn2016	3.69%
Annual Return 2017	rr_AnnualReturn2017	32.16%
Annual Return 2018	rr_AnnualReturn2018	(3.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.09%)
1 year	rr_AverageAnnualReturnYear01	(9.49%)
5 years	rr_AverageAnnualReturnYear05	7.60%
10 years	rr_AverageAnnualReturnYear10	11.52%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(10.67%)
5 years	rr_AverageAnnualReturnYear05	5.71%
10 years	rr_AverageAnnualReturnYear10	10.53%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(4.78%)
5 years	rr_AverageAnnualReturnYear05	5.58%
10 years	rr_AverageAnnualReturnYear10	9.39%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Growth Equity Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICHX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
1 year	rr_AverageAnnualReturnYear01	(3.65%)
5 years	rr_AverageAnnualReturnYear05	9.29%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Growth Equity Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 year	rr_AverageAnnualReturnYear01	(3.58%)
5 years	rr_AverageAnnualReturnYear05	9.36%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	12.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Special Situations Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Special Situations Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Special Situations Fund seeks long-term growth of capital.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small sized companies that the investment manager, Delaware Management Company (Manager), believes appear low relative to their underlying value or long-term potential.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential. The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet, experienced management, and stocks that are attractively priced. Considerations used when determining a special situation include, among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Fund may invest in exchange-traded funds (ETFs) to gain exposure to stocks and up to 15% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies that are deemed by the Manager to be special situations which are defined as investments primarily in common stocks of small-size companies that in the Manager’s opinion, appear low relative to their underlying value or future potential.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Small-size and mid-size company risk — The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell small- to mid-size company stocks at reasonable prices.

Undervalued securities risk — The Fund seeks to invest in stocks that the Manager believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Special Situations Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Special Situations Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 11.97%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.75% for the quarter ended June 30, 2009, and its lowest quarterly return was -18.76% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Special Situations Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(12.86%)	[16]
5 years	rr_AverageAnnualReturnYear05	3.61%	[16]
10 years	rr_AverageAnnualReturnYear10	10.40%	[16]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.53%	[16]
Delaware Special Situations Fund | MSCI USA Small Cap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(13.35%)	[16]
5 years	rr_AverageAnnualReturnYear05	4.82%	[16]
10 years	rr_AverageAnnualReturnYear10	12.85%	[16]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.57%	[16]
Delaware Special Situations Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(11.01%)	[16]
5 years	rr_AverageAnnualReturnYear05	4.41%	[16]
10 years	rr_AverageAnnualReturnYear10	11.97%	[16]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception		[16]
Delaware Special Situations Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,989
Annual Return 2009	rr_AnnualReturn2009	29.64%
Annual Return 2010	rr_AnnualReturn2010	25.47%
Annual Return 2011	rr_AnnualReturn2011	1.52%
Annual Return 2012	rr_AnnualReturn2012	9.33%
Annual Return 2013	rr_AnnualReturn2013	29.97%
Annual Return 2014	rr_AnnualReturn2014	5.71%
Annual Return 2015	rr_AnnualReturn2015	(1.05%)
Annual Return 2016	rr_AnnualReturn2016	15.59%
Annual Return 2017	rr_AnnualReturn2017	17.68%
Annual Return 2018	rr_AnnualReturn2018	(17.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.76%)
1 year	rr_AverageAnnualReturnYear01	(21.83%)
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	10.07%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Special Situations Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(24.60%)
5 years	rr_AverageAnnualReturnYear05	0.69%
10 years	rr_AverageAnnualReturnYear10	8.75%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Special Situations Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(10.98%)
5 years	rr_AverageAnnualReturnYear05	1.08%
10 years	rr_AverageAnnualReturnYear10	8.03%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Special Situations Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISTX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
1 year	rr_AverageAnnualReturnYear01	(16.80%)
5 years	rr_AverageAnnualReturnYear05	3.69%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Special Situations Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FISUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 year	rr_AverageAnnualReturnYear01	(16.71%)
5 years	rr_AverageAnnualReturnYear05	3.81%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Total Return Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Total Return Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Total Return Fund seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

In connection with the determination of the Fund’s allocation ranges, the Fund's investment manager, Delaware Management Company (Manager), considers various factors, including existing and projected market conditions for equity and fixed income securities. Once the asset allocation for bonds, stocks and money market instruments has been set, the Manager uses fundamental research and analysis to determine which particular investments to purchase or sell. The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Manager. Reallocations outside of the above ranges are expected to occur infrequently. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Manager may permit its affiliates, MIMGL and MFMHKL, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Manager considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are primarily diversified among different types of bonds and other debt securities, including corporate bonds, US Government securities, and mortgage-backed and other asset-backed securities. The Manager selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Manager may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund does not impose any maturity, duration or ratings limits on the Manager's investments in bonds.

The Fund may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Fund to high yield securities.

The Fund may also invest in real estate related companies and real estate investment trusts (REITs).

The Fund may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

The Fund may invest 20% of its net assets in derivatives, including but not limited to, options, futures, forwards, and swaps. The Manager will invest in derivatives for the purpose of gaining market exposure, hedging, generating income through option overwriting, and to facilitate foreign currency transactions. Under normal conditions, the Fund will not invest more than 20% of its assets or the economic equivalent in derivatives instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving issuers. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions. Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Allocation risk — The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and other asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Mid-size and small-size company risk — The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REIT risk — In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free “pass-through” of distributed net income and net realized gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Total Return Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Total Return Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 12.82%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.16% for the quarter ended June 30, 2009, and its lowest quarterly return was -9.97% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Total Return Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(4.38%)
5 years	rr_AverageAnnualReturnYear05	8.49%
10 years	rr_AverageAnnualReturnYear10	13.12%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	10.75%
Delaware Total Return Fund | 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.35%)
5 years	rr_AverageAnnualReturnYear05	6.24%
10 years	rr_AverageAnnualReturnYear10	9.42%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	7.27%
Delaware Total Return Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	2.52%
10 years	rr_AverageAnnualReturnYear10	3.48%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.85%
Delaware Total Return Fund | ICE BofAML US Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	none	[18]
5 years	rr_AverageAnnualReturnYear05	2.61%	[18]
10 years	rr_AverageAnnualReturnYear10	3.44%	[18]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception		[18]
Delaware Total Return Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2009	rr_AnnualReturn2009	20.61%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Annual Return 2011	rr_AnnualReturn2011	3.57%
Annual Return 2012	rr_AnnualReturn2012	12.91%
Annual Return 2013	rr_AnnualReturn2013	20.15%
Annual Return 2014	rr_AnnualReturn2014	5.60%
Annual Return 2015	rr_AnnualReturn2015	(1.96%)
Annual Return 2016	rr_AnnualReturn2016	6.32%
Annual Return 2017	rr_AnnualReturn2017	11.65%
Annual Return 2018	rr_AnnualReturn2018	(7.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.97%)
1 year	rr_AverageAnnualReturnYear01	(13.12%)
5 years	rr_AverageAnnualReturnYear05	1.32%
10 years	rr_AverageAnnualReturnYear10	7.31%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Total Return Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(15.26%)
5 years	rr_AverageAnnualReturnYear05	none
10 years	rr_AverageAnnualReturnYear10	6.23%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Total Return Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(6.32%)
5 years	rr_AverageAnnualReturnYear05	0.52%
10 years	rr_AverageAnnualReturnYear10	5.54%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Total Return Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
1 year	rr_AverageAnnualReturnYear01	(7.54%)
5 years	rr_AverageAnnualReturnYear05	2.89%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Total Return Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FITVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
1 year	rr_AverageAnnualReturnYear01	(7.45%)
5 years	rr_AverageAnnualReturnYear05	2.95%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Floating Rate II Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Floating Rate II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Floating Rate II Fund seeks a high level of current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds (80% policy). Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

The Fund will normally invest the majority of its assets in US dollar denominated senior secured floating rate loans and/or bonds. A senior floating rate loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire floating rate loans as assignments from lenders.

The Fund may invest in floating rate loans and/or bonds of any maturity or credit quality, but typically will invest in short duration, below investment grade floating rate loans and/or bonds (commonly referred to as high-yield or “junk” bonds) that the Manager believes have attractive risk/reward characteristics and which are issued by US corporations and/or foreign corporations in US dollars. The Fund generally invests in below investment grade securities that are rated from BB+ to B- by Standard & Poor’s (S&P), Ba1 through B3 by Moody’s Investors Service, Inc., or which are deemed to be of equivalent credit quality by the Manager. To a lesser extent, the Fund may invest in below investment grade securities below these ranges. The Fund will primarily invest in high yield floating rate loans and/or bonds, and may invest, to a lesser degree, in fixed-rate bonds.

The Manager generally attempts to reduce the impact on the Fund from changing interest rates by investing in securities with shorter durations. Duration is a measurement of a loan’s or bond’s sensitivity to changes in interest rates. In general, the longer the duration of loans and/or bonds, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares. The Manager believes that the Fund’s short duration approach potentially reduces interest rate risk.

Although the Manager will consider ratings assigned by ratings agencies in selecting floating rate loans and/or bonds, it relies principally on its own research and analysis. The Manager selects a loan and/or bond based on a bottom-up evaluation of each company and each loan or security. The Manager considers both company-specific quantitative and qualitative factors, including: a company’s managerial strength and commitment to debt repayment; anticipated cash flow; debt maturity schedules; borrowing requirements; use of borrowing proceeds; asset coverage; earnings prospects; applicable legislation, regulation, or litigation; and the strength and depth of the protections afforded to the lender through the documentation governing the bank loan or bond issuance. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Fund may sell a holding when it has fulfilled the Manager’s expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the Manager’s expectations. The Manager may also decide to continue to hold a loan or bond (or related securities) after a default.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Floating Rate II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Floating Rate Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 4.73%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 1.79% for the quarter ended Sept. 30, 2016, and its lowest quarterly return was -2.91% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Floating Rate II Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	0.44%	[20]
5 years	rr_AverageAnnualReturnYear05	3.05%	[20]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.21%	[20]
Delaware Floating Rate II Fund | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.14%	[20]
5 years	rr_AverageAnnualReturnYear05	3.32%	[20]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.49%	[20]
Delaware Floating Rate II Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFDX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 379
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	602
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,541
Annual Return 2014	rr_AnnualReturn2014	(0.92%)
Annual Return 2015	rr_AnnualReturn2015	0.36%
Annual Return 2016	rr_AnnualReturn2016	6.21%
Annual Return 2017	rr_AnnualReturn2017	2.83%
Annual Return 2018	rr_AnnualReturn2018	0.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
1 year	rr_AverageAnnualReturnYear01	(2.42%)
5 years	rr_AverageAnnualReturnYear05	1.16%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(3.84%)
5 years	rr_AverageAnnualReturnYear05	(0.17%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(1.42%)
5 years	rr_AverageAnnualReturnYear05	0.19%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
1 year	rr_AverageAnnualReturnYear01	0.19%
5 years	rr_AverageAnnualReturnYear05	1.88%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Floating Rate II Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FRFNX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 year	rr_AverageAnnualReturnYear01	0.50%
5 years	rr_AverageAnnualReturnYear05	2.11%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2013
Delaware Fund for Income
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Fund for Income
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Fund for Income seeks high current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard and Poor’s as well as unrated bonds that are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”). While the Fund does not impose any maturity or duration limits on its investments, the Manager expects that the majority of the Fund's investments will be in bonds maturing in 10 years or less.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard and Poor’s as well as unrated bonds that are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be of equivalent quality. High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans (also known as “floating rate loans”). While the Fund does not impose any maturity or duration limits on its investments, the Manager expects that the majority of the Fund's investments will be in bonds maturing in 10 years or less.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The floating rate loan, high yield loan and bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments, meaning that they could remain sensitive over the short-term to interest rate changes. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Floating rate loan risk — The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate. It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the Fund’s ability to timely honor redemptions. In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value. The Fund’s access to collateral may also be limited by bankruptcy or other insolvency laws. Although senior loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries. If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. High yield floating rate loans usually are more credit sensitive. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Fund, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws. Floating rate loans which reference the London interbank offered rate (LIBOR) may be adversely affected by potential changes related to the use of LIBOR. While some floating rate loans may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such “fallback provisions” and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of floating rate loans which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities and loans tend to be less liquid. Floating rate loans generally are subject to legal or contractual restrictions on resale and may trade infrequently. Assignments of bank loans and bonds also may be less liquid because of potential delays in the settlement process or restrictions on resale.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Fund for Income performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Fund For Income (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 8.90%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.60% for the quarter ended June 30, 2009, and its lowest quarterly return was -5.16% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Fund for Income | ICE BofAML US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
1 year	rr_AverageAnnualReturnYear01	(2.27%)	[22]
5 years	rr_AverageAnnualReturnYear05	3.83%	[22]
10 years	rr_AverageAnnualReturnYear10	11.02%	[22]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	4.10%	[22]
Delaware Fund for Income | ICE BofAML BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.04%)	[22]
5 years	rr_AverageAnnualReturnYear05	3.87%	[22]
10 years	rr_AverageAnnualReturnYear10	9.98%	[22]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	4.03%	[22]
Delaware Fund for Income | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFIX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 562
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	799
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,785
Annual Return 2009	rr_AnnualReturn2009	35.51%
Annual Return 2010	rr_AnnualReturn2010	13.43%
Annual Return 2011	rr_AnnualReturn2011	5.25%
Annual Return 2012	rr_AnnualReturn2012	13.11%
Annual Return 2013	rr_AnnualReturn2013	6.22%
Annual Return 2014	rr_AnnualReturn2014	0.56%
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	10.91%
Annual Return 2017	rr_AnnualReturn2017	6.41%
Annual Return 2018	rr_AnnualReturn2018	(2.69%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.16%)
1 year	rr_AverageAnnualReturnYear01	(6.43%)
5 years	rr_AverageAnnualReturnYear05	1.62%
10 years	rr_AverageAnnualReturnYear10	7.73%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Fund for Income | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(8.39%)
5 years	rr_AverageAnnualReturnYear05	(0.58%)
10 years	rr_AverageAnnualReturnYear10	5.24%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Fund for Income | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(3.78%)
5 years	rr_AverageAnnualReturnYear05	0.10%
10 years	rr_AverageAnnualReturnYear10	4.98%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Fund for Income | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
1 year	rr_AverageAnnualReturnYear01	(2.42%)
5 years	rr_AverageAnnualReturnYear05	2.71%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Fund for Income | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
1 year	rr_AverageAnnualReturnYear01	(2.62%)
5 years	rr_AverageAnnualReturnYear05	2.88%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Government Cash Management Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Government Cash Management Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Government Cash Management Fund seeks to earn current income consistent with the preservation of capital and maintenance of liquidity.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund intends to operate as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in US Government securities and repurchase agreements collateralized fully by cash or US Government securities (80% policy). US Government securities include: US Treasury bills and notes; obligations issued by the US Government, its agencies or instrumentalities, including securities issued by entities chartered by Congress that are not issued or guaranteed by the US Treasury, including the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Farm Credit Banks; and obligations issued by issuers that are guaranteed as to principal or interest by the US Government, its agencies or instrumentalities, including the Government National Mortgage Association. The Fund may invest in fixed, variable and floating rate instruments. The Fund generally invests in securities with remaining maturities of 397 days or less.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (NAV) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest at least 99.5% of its total assets in (i) US Government securities; (ii) cash; and/or (iii) repurchase agreements that are collateralized fully by cash and/or US Government securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time. The Fund’s principal risks include:

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions or cause the Fund’s NAV to decline below $1.00 per share. Supply issues within the US Treasury securities market could arise as demand increases for US Government securities.

Yield risk — The yields received by the Fund on its investments will generally decline as interest rates decline.

Interest rate risk — Like the values of other debt instruments, the market values of US Government securities are affected by changes in interest rates. When interest rates rise, the market values of US Government securities generally decline. This could cause the Fund’s NAV to decline below $1.00 per share.

Repurchase agreement risk — If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.

Credit risk — The US Government securities the Fund invests in may or may not be backed by the full faith and credit of the US Government. Securities issued by US Government sponsored enterprises are supported only by the credit of the issuing entity. The value of an investment will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund. Although the Fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Government Cash Management Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Government Cash Management Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A and Institutional Class shares of the Predecessor Fund. Class A and Institutional Class shares of the Predecessor Fund were reorganized into Class A and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Investors interested in obtaining the 7-day yield once available may call 800 423-4026.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 0.91%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 0.41% for the quarter ended Dec. 31, 2018, and its lowest quarterly return was 0.00% for each quarter beginning with the quarter ended Dec. 31, 2009 through the quarter ended June 30, 2017.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Delaware Government Cash Management Fund | ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	1.87%	[24]
5 years	rr_AverageAnnualReturnYear05	0.63%	[24]
10 years	rr_AverageAnnualReturnYear10	0.37%	[24]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.55%	[24]
Delaware Government Cash Management Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FICXX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,032
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	none
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	0.20%
Annual Return 2018	rr_AnnualReturn2018	1.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 year	rr_AverageAnnualReturnYear01	1.24%
5 years	rr_AverageAnnualReturnYear05	0.29%
10 years	rr_AverageAnnualReturnYear10	0.17%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Government Cash Management Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIFXX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[25]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 932
1 year	rr_AverageAnnualReturnYear01	1.26%
5 years	rr_AverageAnnualReturnYear05	0.29%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Opportunities Bond Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware International Opportunities Bond Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware International Opportunities Bond Fund seeks total return consisting of income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy). For purposes of the 80% policy, bonds include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supranational organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, zero coupon bonds, commercial paper, certificates of deposits, and bankers’ acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; emerging markets debt; and below investment grade securities, also known as high yield debt or “junk bonds.” Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. The Fund may invest in fixed-rate and floating-rate securities.

The Fund will primarily invest its assets in debt securities (including fixed-rate and floating-rate securities) of issuers located in developed countries outside of the United States. A developed country is defined as a country that have a developed economy and advanced tech infrastructure when compared to other nations. An issuer is considered by the Manager to be located in a developed country if such issuer meets certain criteria of the Manager. The Fund may also invest in emerging markets. The Fund will primarily invest in sovereign debt and currencies, as well as in investment grade corporate bonds.

The Fund may invest in both investment grade and, to a lesser extent, below investment grade securities.

The Fund may invest in forward foreign currency contracts in order to hedge its currency exposure in bond positions or to gain currency exposure. The Fund may also invest in interest rate and bond futures to manage interest rate risk and for hedging purposes. These investments may be significant at times. Although the Fund has the flexibility to make use of forward foreign currency contracts it may choose not to for a variety of reasons, even under very volatile market conditions.

The Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. In selecting securities, the Manager evaluates the overall investment opportunities and risks in individual national economies. The Manager analyzes the business cycle in developed countries, and analyzes political factors and exchange rates in emerging market countries. The Manager considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities. The Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities. The Manager may sell a security if the team believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons. The Manager focuses on investments denominated in foreign currencies that compare favorably to the US dollar. These factors may vary in particular cases and may change over time.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Emerging markets risk — The risks of investing in foreign securities are heightened when investing in emerging or developing markets. The economies and political environments of emerging or developing countries tend to be more unstable, resulting in more volatile rates of returns than developed markets and substantially greater risk.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. The interest rates on floating rate securities adjust periodically and may not correlate to prevailing interest rates between adjustments, meaning that they could remain sensitive over the short term to interest rate changes. Zero coupon bonds do not make periodic interest payments but are instead sold at a discount from face value and can be redeemed at face value when they mature. Zero coupon bonds may be more volatile than other similar debt securities. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Derivatives risk — Forwards and futures involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the Manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund. These investments can also increase the volatility of the Fund’s share price and expose it to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Currency risk — The value of foreign currency-denominated investments increases or decreases as exchange rates change. Currency exchange rates can be volatile, and are affected by factors such as economic conditions, actions by US and foreign governments or central banks, the imposition of currency controls and other political or regulatory conditions.

Supranational risk — Obligations of supranational organizations are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational organization that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies.

Valuation risk — The sales price the Fund could receive for a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are fair valued. Fair valuation is subjective and different market participants may assign different values to the same security.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets. High yield securities also tend to be less liquid.

Sovereign and quasi-sovereign debt securities risk — The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be volatile.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware International Opportunities Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors International Opportunities Bond Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 3.91%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 8.04% for the quarter ended March 31, 2016, and its lowest quarterly return was -7.43% for the quarter ended June 30, 2018. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware International Opportunities Bond Fund | J.P. Morgan Government Bond Index (GBI) Broad ex-US (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(1.60%)	[26]
5 years	rr_AverageAnnualReturnYear05	0.47%	[26]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.12%)	[26],[27]
Delaware International Opportunities Bond Fund | J.P. Morgan Government Bond Index (GBI) Broad ex-US (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.32%	[26],[28]
Delaware International Opportunities Bond Fund | FTSE World Government Bond ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(1.82%)	[26]
5 years	rr_AverageAnnualReturnYear05	0.28%	[26]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.27%)	[26],[27]
Delaware International Opportunities Bond Fund | FTSE World Government Bond ex-US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.10%	[26],[28]
Delaware International Opportunities Bond Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIOBX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,070
Annual Return 2013	rr_AnnualReturn2013	(3.50%)
Annual Return 2014	rr_AnnualReturn2014	1.84%
Annual Return 2015	rr_AnnualReturn2015	(9.68%)
Annual Return 2016	rr_AnnualReturn2016	1.96%
Annual Return 2017	rr_AnnualReturn2017	12.39%
Annual Return 2018	rr_AnnualReturn2018	(6.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.43%)
1 year	rr_AverageAnnualReturnYear01	(10.06%)
5 years	rr_AverageAnnualReturnYear05	(1.08%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(11.00%)
5 years	rr_AverageAnnualReturnYear05	(2.17%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(5.94%)
5 years	rr_AverageAnnualReturnYear05	(1.35%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(1.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 2012
Delaware International Opportunities Bond Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIODX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,406
1 year	rr_AverageAnnualReturnYear01	(6.01%)
5 years	rr_AverageAnnualReturnYear05	0.02%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware International Opportunities Bond Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIOEX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[29]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
1 year	rr_AverageAnnualReturnYear01	(5.89%)
5 years	rr_AverageAnnualReturnYear05	0.19%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Investment Grade Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Investment Grade Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Investment Grade Fund seeks to generate a maximum level of income consistent with investment in primarily investment grade debt securities.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody’s) or S&P or that are unrated but determined by the Fund’s investment manager, Delaware Management Company (Manager), to be of equivalent quality.

The Fund primarily invests in investment grade corporate bonds. The Fund may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Fund to high yield securities.

The Fund may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Fund expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity.

The Fund may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates. Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase the Fund’s sensitivity to interest rates and its potential for price declines.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Investment Grade Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Investment Grade Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 9.23%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.39% for the quarter ended June 30, 2009, and its lowest quarterly return was -3.40% for the quarter ended June 30, 2013. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Investment Grade Fund | Bloomberg Barclays US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.51%)	[30]
5 years	rr_AverageAnnualReturnYear05	3.28%	[30]
10 years	rr_AverageAnnualReturnYear10	5.92%	[30]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.59%	[30]
Delaware Investment Grade Fund | ICE BofAML US Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	(2.25%)	[30]
5 years	rr_AverageAnnualReturnYear05	3.34%	[30]
10 years	rr_AverageAnnualReturnYear10	6.10%	[30]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.62%	[30]
Delaware Investment Grade Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIGX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,597
Annual Return 2009	rr_AnnualReturn2009	20.91%
Annual Return 2010	rr_AnnualReturn2010	9.09%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	10.93%
Annual Return 2013	rr_AnnualReturn2013	(1.25%)
Annual Return 2014	rr_AnnualReturn2014	5.72%
Annual Return 2015	rr_AnnualReturn2015	(0.85%)
Annual Return 2016	rr_AnnualReturn2016	4.59%
Annual Return 2017	rr_AnnualReturn2017	4.35%
Annual Return 2018	rr_AnnualReturn2018	(2.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.40%)
1 year	rr_AverageAnnualReturnYear01	(6.31%)
5 years	rr_AverageAnnualReturnYear05	1.44%
10 years	rr_AverageAnnualReturnYear10	5.08%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Investment Grade Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(7.65%)
5 years	rr_AverageAnnualReturnYear05	(0.17%)
10 years	rr_AverageAnnualReturnYear10	3.41%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Investment Grade Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(3.73%)
5 years	rr_AverageAnnualReturnYear05	0.27%
10 years	rr_AverageAnnualReturnYear10	3.22%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception
Delaware Investment Grade Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIJX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
1 year	rr_AverageAnnualReturnYear01	(2.15%)
5 years	rr_AverageAnnualReturnYear05	2.55%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Investment Grade Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FIIKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
1 year	rr_AverageAnnualReturnYear01	(2.08%)
5 years	rr_AverageAnnualReturnYear05	2.63%
10 years	rr_AverageAnnualReturnYear10
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2013
Delaware Limited Duration Bond Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Limited Duration Bond Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Limited Duration Bond Fund seeks current income consistent with low volatility of principal.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of the 80% policy, investment grade bonds also include other investment grade fixed income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Manager to be of equivalent quality.

The Fund may invest in a variety of different types of investment grade fixed-income securities, including corporate bonds, securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government), mortgage-backed and other asset-backed securities. While the Fund will typically invest in domestic fixed-income securities, the Fund may invest up to 30% of its assets in foreign fixed income securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Fund also invests in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Fund to high yield securities. The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

The Fund seeks to maintain an average weighted duration of between one and six years. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 6% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations. By comparison, a debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is typically not equal to maturity.

The Fund may invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of the 80% policy, investment grade bonds also include other investment grade fixed income securities.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Interest rate risk — In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Prepayment and extension risk — When interest rates decline, borrowers tend to refinance their loans and the loans that back mortgage-backed and other asset-backed securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Conversely, when interest rates rise, borrowers tend to repay their loans less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Credit risk — A debt issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans. Securities issued by US Government-sponsored enterprises are supported only by the credit of the issuing entity.

Call risk — During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at a lower interest rate.

Sector risk — The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions. The Fund may be significantly invested in the financials sector, meaning that the value of its shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital, changes in interest rates, the rate of corporate and consumer debt defaults, credit ratings and quality, market liquidity, extensive government regulation and price competition.

Derivatives risk — Investments in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose it to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Exchange-traded funds risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund's expenses may be higher and performance may be lower.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Foreign securities risk — There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding an issuer's financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments may default on principal and interest payments. To the extent the Fund significantly invests in securities of a single country or region, it is more likely to be affected by events or conditions of that area. As a result, it may be more volatile than a more geographically diversified fund.

Liquidity risk — Certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Limited Duration Bond Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Limited Duration Bond Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund. Class A, Advisor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Institutional Class, and Class R6 shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A, Institutional Class, and Class R6 shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 3.24%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 1.17% for the quarter ended March 31, 2016, and its lowest quarterly return was -1.10% for the quarter ended Dec. 31, 2016. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Limited Duration Bond Fund | Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.60%	[32]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.00%	[32]
Delaware Limited Duration Bond Fund | ICE BofAML 1-5 Year US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	1.37%	[32]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.31%	[32]
Delaware Limited Duration Bond Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDKX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[33]
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	798
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.62%
Annual Return 2017	rr_AnnualReturn2017	1.07%
Annual Return 2018	rr_AnnualReturn2018	0.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
1 year	rr_AverageAnnualReturnYear01	(2.34%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(3.47%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(1.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(1.39%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDLX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 994
1 year	rr_AverageAnnualReturnYear01	0.34%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Limited Duration Bond Fund | Class R6
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FLDMX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 805
1 year	rr_AverageAnnualReturnYear01	0.50%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Delaware Strategic Income II Fund
Risk/Return:	dgef_RiskReturn1Abstract
Risk/Return	rr_RiskReturnHeading	Delaware Strategic Income II Fund
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Strategic Income II Fund seeks a high level of current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 2-year contractual period and the total operating expenses without waivers for years 3 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund’s investment manager, Delaware Management Company (Manager), will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Foreign debt securities are fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include, but are not limited to, foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund’s investment manager, Delaware Management Company (Manager), will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Adjustable rate securities risk — During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Strategic Income II Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the First Investors Strategic Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on Oct. 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the performance of the Predecessor Fund from year to year and shows how the Predecessor Fund's average annual total returns for the 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to Oct. 4, 2019 are those of the Class A and Advisor Class shares of the Predecessor Fund. Class A and Advisor Class shares of the Predecessor Fund were reorganized into Class A and Institutional Class shares, respectively, of the Fund after the close of business on Oct. 4, 2019. The returns of Class A and Institutional Class shares of the Fund will be different from the returns of the corresponding classes of the Predecessor Fund as they have different expenses.

Updated performance information is available by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 423-4026
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar year-by-year total return (Class A)
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2019, the Fund’s Class A shares had a calendar year-to-date return of 5.51%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 2.25% for the quarter ended March 31, 2016, and its lowest quarterly return was -2.24% for the quarter ended Sept. 30, 2015. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Strategic Income II Fund | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
1 year	rr_AverageAnnualReturnYear01	0.01%	[35]
5 years	rr_AverageAnnualReturnYear05	2.52%	[35]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.85%	[35]
Delaware Strategic Income II Fund | ICE BofAML US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	dgef_RiskReturn1Abstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
1 year	rr_AverageAnnualReturnYear01	0.05%	[35]
5 years	rr_AverageAnnualReturnYear05	2.61%	[35]
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.87%	[35]
Delaware Strategic Income II Fund | Class A
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FSIFX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 555
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,708
Annual Return 2014	rr_AnnualReturn2014	2.13%
Annual Return 2015	rr_AnnualReturn2015	(2.45%)
Annual Return 2016	rr_AnnualReturn2016	5.56%
Annual Return 2017	rr_AnnualReturn2017	4.50%
Annual Return 2018	rr_AnnualReturn2018	(2.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
1 year	rr_AverageAnnualReturnYear01	(6.08%)
5 years	rr_AverageAnnualReturnYear05	0.65%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Class A | After Taxes on Distributions
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(7.36%)
5 years	rr_AverageAnnualReturnYear05	(0.79%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	dgef_RiskReturn1Abstract
1 year	rr_AverageAnnualReturnYear01	(2.80%)
5 years	rr_AverageAnnualReturnYear05	(0.23%)
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013
Delaware Strategic Income II Fund | Institutional Class
Risk/Return:	dgef_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	FSIHX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
1 year	rr_AverageAnnualReturnYear01	(1.77%)
5 years	rr_AverageAnnualReturnYear05	1.87%
Life of Class (If less than 10 years)	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2013

[1]	The Fund changed its broad-based securities index to the CBOE S&P 500 BuyWrite Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.31%, 1.09% and 0.88% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	"Other expenses" for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled "Choosing a share class."
[4]	The Fund changed its broad-based securities index to the Russell 1000 Value Index as of Oct. 4, 2019. The Fund had previously changed its primary broad-based securities index to the MSCI USA Value Index as of Jan. 31, 2019. In each case the Fund elected to use the new index because it more closely reflected the Fund's investment strategies. The Fund's secondary benchmark, the S&P 500 Index was removed as of Oct. 4, 2019.
[5]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.85% and 0.81% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund changed its broad-based securities index to the MSCI World Index (net) as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[7]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.41%, 1.07% and 1.02% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[8]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.11%, 0.82% and 0.75% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.64%, 1.30% and 1.20% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.53%, 1.18% and 1.09% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	The Fund changed its broad-based securities index to the Russell Midcap Value Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[12]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.21%, 0.90%, and 0.78% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.30%, 1.05% and 0.90% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	The Fund changed its broad-based index from the Russell 3000 Growth Index as of Jan. 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategy.
[15]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.17%, 0.86% and 0.79% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[16]	The Fund changed its broad-based securities index to the Russell 2000 Value Index as of Oct. 4, 2019. The Fund had previously changed its broad-based securities index to the MSCI USA Small Cap Value Index as of Jan. 31, 2019. In each case Fund elected to use the new index because it more closely reflected the Fund's investment strategies. The Fund's secondary benchmark, the Russell 2000 Index was removed as of Oct. 4, 2019.
[17]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.27%, 1.02% and 0.87% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	The Fund's secondary benchmark, the ICE BofAML US Corporate, Government & Mortgage Index was removed as of Oct. 4, 2019.
[19]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15%, 0.91% and 0.79% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[20]	The Fund changed its broad-based securities index to the S&P/LSTA Leveraged Loan Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[21]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05%, 0.89% and 0.74% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	The Fund changed its broad-based securities index to the ICE BofAML US High Yield Constrained Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[23]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.18%, 1.03% and 0.80% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[24]	The Fund added a broad-based securities index as of Oct. 4, 2019. The Fund elected to use the new index because it reflected the Fund's investment strategies.
[25]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% and 0.60% of the Fund's average daily net assets for Class A shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[26]	The Fund changed its primary broad-based securities index to the J.P. Morgan Government Bond Index (GBI) Broad ex-US as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[27]	For the life of Class A shares.
[28]	For the life of Advisor Class and Institutional Class shares.
[29]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.39%, 1.09%, and 0.94% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[30]	The Fund changed its broad-based securities index to the Bloomberg Barclays US Corporate Investment Grade Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[31]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.03%, 0.74% and 0.66% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[32]	The Fund changed its broad-based securities index from the ICE BofAML 1-5 Year US Broad Market Index as of Jan. 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategy.
[33]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Oct. 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Fund.
[34]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74%, 0.51%, and 0.36% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[35]	The Fund changed its primary broad-based securities index to the Bloomberg Barclays US Aggregate Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund's investment strategies.
[36]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% and 0.92% of the Fund's average daily net assets for Class A shares and Institutional Class shares, respectively, from Oct. 4, 2019 through Oct. 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.